Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	125,000,000	125,000,000	125,000,000
Common stock , issued	68,178,946	68,178,946	49,863,801
Common stock , outstanding	68,178,946	68,178,946	49,863,801